Revenue Recognition - Disaggregated Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 5,189
Gains (losses) on oil, natural gas and NGL derivatives	(34)
Revenues	10,030	$ 10,039	$ 8,705
Marcellus [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	924
Haynesville [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	838
Eagle Ford [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,872
Powder River Basin [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	350
Mid-Continent [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	385
Utica [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	820
Oil [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,201
Gains (losses) on oil, natural gas and NGL derivatives	124
Oil [Member] | Marcellus [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0
Oil [Member] | Haynesville [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2
Oil [Member] | Eagle Ford [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,514
Oil [Member] | Powder River Basin [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	244
Oil [Member] | Mid-Continent [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	246
Oil [Member] | Utica [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	195
Natural gas [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,486
Gains (losses) on oil, natural gas and NGL derivatives	(147)
Natural gas [Member] | Marcellus [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	924
Natural gas [Member] | Haynesville [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	836
Natural gas [Member] | Eagle Ford [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	173
Natural gas [Member] | Powder River Basin [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	68
Natural gas [Member] | Mid-Continent [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	84
Natural gas [Member] | Utica [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	401
NGL [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	502
Gains (losses) on oil, natural gas and NGL derivatives	(11)
NGL [Member] | Marcellus [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0
NGL [Member] | Haynesville [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0
NGL [Member] | Eagle Ford [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	185
NGL [Member] | Powder River Basin [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	38
NGL [Member] | Mid-Continent [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	55
NGL [Member] | Utica [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	224
Oil, Natural Gas and NGL [Member]
Disaggregation of Revenue [Line Items]
Revenues	5,155	$ 4,985	$ 3,288
Oil, Natural Gas and NGL [Member] | Oil [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,325
Oil, Natural Gas and NGL [Member] | Natural gas [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,339
Oil, Natural Gas and NGL [Member] | NGL [Member]
Disaggregation of Revenue [Line Items]
Revenues	491
Marketing [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	4,390
Revenues	5,076
Marketing [Member] | Oil [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,740
Revenues	3,197
Marketing [Member] | Natural gas [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,194
Revenues	1,423
Marketing [Member] | NGL [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	456
Revenues	456
Other marketing revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	686
Other marketing revenue [Member] | Oil [Member]
Disaggregation of Revenue [Line Items]
Revenues	457
Other marketing revenue [Member] | Natural gas [Member]
Disaggregation of Revenue [Line Items]
Revenues	229
Other marketing revenue [Member] | NGL [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 0